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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654


                      Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



           Pioneer Floating Rate Trust

           SCHEDULE OF INVESTMENTS 8/31/06 (unaudited)

Principal
Amount
USD ($)                                                               Value


           SENIOR SECURED FLOATING RATE
           LOAN INTERESTS  - 139.3%  of Net Assets*
           Aerospace - 7.7%
3,447,609  American Airlines, Inc., Term Facility Loan, 10.17% -$      3,494,655
4,818,956  AWAS Capital, Inc., First Priority Term Loan, 7.25%, 3      4,722,577
3,969,991  DeCrane Aircraft Holdings, Inc., First Lien Term Loan,      3,994,804
5,000,000  Delta Airlines, Inc., DIP, Term Loan A, 8.023%, 3/16/0      5,066,070
4,937,500  DynCorp International, LLC (Di Finance), New Term Loan      4,965,273
1,377,569  Hunter Defense Holdings, Inc., Term Loan B, 8.375% - 1      1,384,457
995,000    IAP Worldwide Services, Inc., First Lien Term Loan, 8.      1,009,925
6,000,000  Northwest Airlines, Inc., DIP, Term Loan, 2.5%, 8/21/0      6,011,250
3,000,000  US Airways, Inc., Term Loan, 8.999%, 3/31/11                3,018,126
3,000,000  Vought Aircraft Industries, Inc., Tranche B Letter of       3,028,125
                                                                $     36,695,262
           Broadcasting - 2.7%
955,592    NEP Supershooters, L.P., First Lien Term Loan, 9.47% -        966,343
1,447,997  NEP Supershooters, L.P., First Lien Term Loan B, 9.0%,      1,464,287
7,000,000  Paxson Communications Corp., First Lien Term Loan, 8.7      7,113,750
500,000    TDF SA, Facility Term Loan B, 4.85%, 3/11/13                  645,391
500,000    TDF SA, Facility Term Loan D, 6.475%, 3/11/15                 651,225
1,980,000  Young Broadcasting, Inc., Term Loan, 7.938% - 8.0%, 11      1,971,646
                                                                $     12,812,642
           Cable/Wireless Video - 9.8%
6,500,000  Century Cable Holdings, LLC, Discretionary Term Loan,       6,300,938
2,000,000  Century Cable Holdings, LLC, Term Loan, 10.25%, 6/30/0      1,947,500
12,770,258 Charter Communications Operating, LLC, Facility Term L     12,817,265
7,980,000  CSC Holdings, Inc. (Cablevision), Incremental Term Loa      7,945,088
6,000,000  Olympus Cable Holdings, LLC, Term Loan A, 9.25%, 6/30/      5,790,936
10,000,000 Persona Cable, Tranche A Term Loan, 7.929%, 4/27/09         9,022,302
500,000    RCN Corp., Initial Term Loan, 7.25% - 7.313%, 5/30/13         500,625
1,000,000  UPC Financing Partnership, Facility Term Loan J2, 7.64        999,642
1,000,000  UPC Financing Partnership, Facility Term Loan K2, 7.55        999,642
                                                                $     46,323,938
           Chemicals - 1.2%
83,333     Basell  BV, Facility USD Term Loan B4, 6.906%, 8/1/13          84,375
83,333     Basell  BV, Facility USD Term Loan C4, 7.668%, 8/1/14          84,740
416,667    Basell USA, Inc., Facility Term Loan B2, 6.906%, 8/1/1        422,266
416,667    Basell USA, Inc., Facility Term Loan C2, 7.668%, 8/1/1        422,266
2,965,025  CII Carbon, LLC, Term Loan B, 7.375% - 7.5%, 8/23/12        2,968,731
740,458    Lucite International U.S. Finco, LLC, Facility Term Lo        745,558
1,000,000  Panda Hereford Ethanol, L.P., Tranche A Term Loan, 9.1        998,750
                                                                $      5,726,686
           Consumer - Durables - 0.2%
1,000,000  Rexair, LLC, Additional Term Facility, 9.749% - 11.5%$      1,000,000

           Consumer - Non-Durables - 6.4%
2,000,000  Bare Escentuals Beauty, Inc. (MD Beauty, Inc)., Secon$      2,015,000
2,268,000  Camelbak Products, LLC, First Lien Term Loan, 9.16% -       2,222,640
1,000,000  Camelbak Products, LLC, Second Lien Term Loan, 12.96%,        805,000
3,803,846  CEI Holdings, Inc. (Cosmetic Essence), First Lien Term      3,813,356
2,799,465  Eastman Kodak Co., Term Loan B-1 Advance, 7.649% - 7.7      2,801,886
1,176,471  Eastman Kodak Co., Term Loan B-2 Advance, Delayed Draw      1,177,311
6,000,000  Hanesbrands, Inc., Term Loan B, 2.25%, 9/5/13               6,055,176
2,000,000  HBI Branded Apparel Limited, Inc., Second Lien Facilit      2,038,438
1,111,111  Playpower, Inc., Dollar Term Loan, 8.5%, 12/18/09           1,111,111
860,080    Polaroid Corp., Term Loan, 14.0%, 4/27/11                     862,231
1,750,000  Revlon Consumer Products Corp., Term Loan, 11.4% - 11.      1,796,667
2,000,000  Spectrum Brands, Dollar Term Loan, 7.58% - 8.51%, 2/7/      2,003,750
877,526    Visant Corp., Tranche C Term Loan , 7.068%, 10/4/11           882,572
3,000,000  Yell Group Plc, Facility Term Loan B1, 2.0%, 10/27/12       3,015,000
                                                                $     30,600,138





            Pioneer Floating Rate Trust

            SCHEDULE OF INVESTMENTS 8/31/06 (unaudited)(continued)

 Principal
 Amount
 USD ($)                                                                   Value

           Diversified Media - 3.0%
7,594,826  ALM Media Holdings, Inc., First Lien Term Loan, 7.999$      7,592,457
987,500    North American Membership Group, Inc., First Lien Tran        985,031
3,174,200  Six Flags Theme Parks, Inc., Tranche B-1 Term Loan, 7.      3,226,063
1,000,000  Sunshine Acquisition Ltd., First Lien Term Advance Loa      1,005,833
1,470,000  Wallace Theater Corp. (Hollywood Theaters), First Lien      1,480,106
                                                                $     14,289,490
           Energy - 4.1%
4,950,000  ATP Oil & Gas Corp., Term Loan, 8.36% - 8.859%, 4/14/$      5,008,781
2,977,500  Cheniere LNG Holdings, LLC, Term Loan, 8.249%, 8/30/12      3,004,485
1,193,402  Coffeyville Resources, LLC, First Lien Tranche C Term       1,203,397
803,607    Coffeyville Resources, LLC, New Funded Letter of Credi        810,337
2,000,000  Coffeyville Resources, LLC, Second Lien Term Loan, 12.      2,065,000
2,000,000  Hawkeye Renewables, LLC, First Lien Term Loan, 9.35%,       1,986,250
2,000,000  OPTI Canada Inc., Term Loan, 7.078% - 7.26%, 5/17/13        2,000,750
364,404    SemCrude, L.P., U.S. Term Loan, 7.579% - 7.69%, 3/16/1        365,998
2,000,000  TARH E&P Holdings, L.P., Second Lien Term Loan, 11.063      2,005,000
1,000,000  Venoco, Inc., Second Lien Term Loan, 9.625% - 10.0%, 4      1,006,250
                                                                $     19,456,248
           Financial - 1.4%
1,000,000  ARG Holdings, Inc. (Alliant Resources Group), Second $      1,013,750
1,913,462  FleetCor Technologies Operating Co., LLC, Term Loan, 8      1,913,462
997,500    HMSC Corp., First Lien Term Loan, 8.19% - 8.248%, 11/1      1,002,488
1,869,720  The Nasdaq Stock Market, Inc., Tranche B Term Loan, 6.      1,869,954
1,083,833  The Nasdaq Stock Market, Inc., Tranche C Term Loan, 6.      1,083,969
                                                                $      6,883,623
           Food & Drug - 1.0%
4,519,564  Jean Coutu Group (PJC), Inc., Term Loan B, 7.938% - 8$      4,535,572

           Food & Tobacco - 8.6%
769,625    AFC Enterprises, Inc., Tranche B Term Loan, 8.0%, 5/1$        772,030
3,472,727  Carrols Corp., Term Loan B, 8.0%, 12/31/10                  3,492,261
1,000,000  Chiquita Brands, LLC, Term Loan C, 2.25%, 6/28/12           1,003,333
1,874,500  Commonwealth Brands, Inc., Term Loan, 7.75%, 12/22/12       1,888,090
186,047    Dole Food Company, Inc., Credit Linked Deposit Loan, 5        183,579
417,558    Dole Food Company, Inc., Tranche B Term Loan, 7.125% -        412,020
1,391,860  Dole Food Company, Inc., Tranche C Term Loan, 7.313% -      1,373,399
6,023,978  DS Water Enterprises, L.P., Term Loan, 9.832% - 9.89%,      5,991,984
600,000    Krispy Kreme Doughnut Corp., Second Lien Tranche A Cre        621,000
2,370,000  Krispy Kreme Doughnut Corp., Second Lien Tranche B Ter      2,452,950
5,211,552  Merisant Co., Tranche B Term Loan, 8.735%, 1/11/10          5,176,806
1,760,000  National Distributing Co., Inc., Second Lien Term Loan      1,764,400
1,000,000  Nellson Nutraceutical, Inc., First Lien Term Loan, 3.0        940,000
994,063    New World Restaurant Group, Inc., First Lien Term Loan        999,033
2,837,669  PBM Products, LLC, Term Loan B, 8.33%, 7/26/11              2,857,178
3,837,712  Pinnacle Foods Group, Inc., Term Loan, 6.95% - 6.99%,       3,844,907
2,000,000  Real Mex Restaurants, Inc., Term Loan, 14.92%, 12/31/0      2,040,000
5,000,000  Sturm Foods, Inc., First Lien Term Loan, 9.25%, 5/26/1      5,018,750
                                                                $     40,831,720
           Forest Products/Containers - 2.3%
3,000,000  Georgia-Pacific Corp., Second Lien Term Loan, 7.92% -$      3,030,624
7,955,013  Georgia-Pacific Corp., Term Loan B, 7.17% - 7.35%, 12/      7,971,034
                                                                $     11,001,658
            Pioneer Floating Rate Trust

            SCHEDULE OF INVESTMENTS 8/31/06 (unaudited)(continued)

 Principal
 Amount
 USD ($)                                                                   Value

           Gaming & Leisure - 10.3%
1,085,00(a)BRE/ESA Mezz5, LLC, Mezzanine D Term Loan, 8.609%, 7/$      1,087,713
5,915,00(a)BRE/Homestead Mezz4, LLC, Mezzanine D Term Loan, 8.609      5,915,000
1,980,750  CCM Merger, Inc. (Motor City Casino), Term Loan B, 7.2      1,977,036
5,000,000  Edge Las Vegas Development, LLC, Second Lien Term Loan      5,025,000
600,000    Fontainebleu Florida Hotel, LLC, Tranche A Term Loan,         600,000
400,000    Fontainebleu Florida Hotel, LLC, Tranche B Term Loan,         400,000
1,488,750  Kuilima Resort Co. (Turtle Bay), First Lien Term Loan,      1,477,584
4,510,749  Lake at Las Vegas Joint Venture, First Lien Term Loan,      4,518,399
1,500,000  Lakes Gaming and Resorts, LLC, Term Loan, 11.687%, 6/2      1,492,500
6,865,155  OpBiz, LLC, New Term Loan A, 8.508%, 8/31/10                6,660,917
18,358     OpBiz, LLC, New Term Loan B, 9.508%, 8/31/10                   17,842
992,500    Pivotal Promontory, LLC, First Lien Term Loan, 8.08%,         980,921
5,310,574  Resorts International Holdings, LLC, Second Lien Term       5,522,997
8,900,006  Resorts International Holdings, LLC, Term Loan B, 9.5%      8,965,643
1,488,741  Trump Entertainment Resorts Holdings, L.P., Term Loan       1,500,372
1,000,000  Wynn Las Vegas, LLC, Term B Loan, 7.205%, 8/15/13           1,003,750
1,901,867  Yellowstone Mountain Club, LLC, First Lien Term Loan,       1,896,220
                                                                $     49,041,894
           Healthcare - 10.5%
5,390,000  Alliance Imaging, Inc., Tranche C1 Term Loan, 7.938% $      5,405,496
1,946,129  AMR HoldCo, Inc. EmCare HoldCo, Inc., Term Loan, 7.27%      1,950,388
995,000    Capella Healthcare, Inc., First Lien Term Loan, 8.24%,      1,001,841
970,000    CCS Medical, Inc. (Chronic Care), First Lien Term Loan        941,102
2,731,684  DaVita, Inc., Tranche B Term Loan, 6.99% - 7.69%, 10/5      2,743,269
5,000,000  FHC Health Systems, Inc., Third Lien Term Loan, 14.23%      5,175,000
2,992,500  Golden Gate National Senior Care, LLC, First Lien Term      3,011,203
2,000,000  Golden Gate National Senior Care, LLC, Second Lien Ter      2,035,000
3,000,000  HealthSouth Corp., Term Loan B, 8.52%, 3/10/13              3,014,376
676,090    Matria Healthcare, Inc., First Lien Tranche B Term Loa        676,935
294,872    Matria Healthcare, Inc., First Lien Tranche C Term Loa        292,660
904,867    MMM Holding, Inc./NAMM Holdings, Inc./PHMC, MMM Origin        904,301
118,155    MMM Holding, Inc./NAMM Holdings, Inc./PHMC, NAMM New T        118,081
212,910    MMM Holding, Inc./NAMM Holdings, Inc/PHMC, NAMM Origin        213,110
20,650     MMM Holding, Inc./NAMM Holdings, Inc./PHMC, NAMM PHMC          20,638
743,418    MMM Holding, Inc./NAMM Holdings, Inc./PHMC, PHMC Acqui        744,115
2,000,000  National Renal Institutes, Inc., (DSI Renal)  Facility      2,004,376
1,990,000  QTC Acquisition, Inc., First Lien Term Loan, 8.08%, 11      1,994,975
3,990,000  Quintiles Transnational Corp., First Lien Term Loan B,      3,990,622
2,411,831  Reliant Pharmaceuticals, Inc., First Lien Term Loan, 1      2,435,949
1,985,000  Renal Advantage, Inc., Tranche B Term Loan, 7.84%, 10/      1,996,166
1,980,000  Skilled Healthcare Group, Inc., First Lien Term Loan,       2,001,038
3,000,000  Triumph HealthCare Second Holdings, LLC, First Lien Te      3,008,124
66,080     Warner Chilcott Co., Inc., Dovobet Delayed Draw Term L         66,266
330,402    Warner Chilcott Co., Inc., Dovonex Delayed Draw Term L        331,332
2,442,567  Warner Chilcott Co., Inc., Tranche B Acquisition Date       2,449,946
993,256    Warner Chilcott Corp., Tranche C Acquisition Date Term        996,256
458,889    Warner Chilcott Holdings Co. III, Ltd., Tranche D Acqu        460,275
                                                                $     49,982,840
           Housing - 6.8%
3,474,286  Associated Materials, Inc., Term Loan, 7.58% - 8.13%,$      3,481,887
4,898,235  Atrium Companies, Inc., Closing Date Term Facility Loa      4,751,288
2,500,000  BioMed Realty, L.P., Senior Secured Term Loan, 7.652%,      2,465,625
995,556    Contech Construction Products, Inc., New Term Loan, 7.        997,734
2,835,595  Custom Building Products, Inc., First Lien Term Loan,       2,853,907
1,331,750  Desa, LLC, Term Loan, 11.16% - 13.0%, 11/26/11              1,334,247
1,000,000  Edge Star Partners, LLC (Harmon Koval), First Lien Ter      1,004,375
3,500,000  Edge Star Partners, LLC (Harmon Koval), Second Lien Te      3,517,500
5,000,000  LNR Property Corp., Initial Tranche B Term Loan, 8.11%      5,037,500
1,000,000  Pro-Build Holdings, Inc. (Hope Lumber & Supply Co.), I      1,000,208
2,000,000  Trustreet Properties, Inc., Term Loan, 7.402%, 4/8/10       2,011,250
4,000,000  Woodlands Commercial Properties Co., L.P., Bridge Loan      4,030,000
                                                                $     32,485,521
            Pioneer Floating Rate Trust

            SCHEDULE OF INVESTMENTS 8/31/06 (unaudited)(continued)

 Principal
 Amount
 USD ($)                                                                   Value

           Information Technology - 8.7%
2,992,500  Data Transmission Network Corp., First Lien Tranche B$      3,007,463
4,000,000  GXS Worldwide, Inc., First Lien Term Loan, 10.258% - 1      3,970,000
2,000,000  GXS Worldwide, Inc., Second Lien Term Loan, 14.508%, 1      2,010,000
2,057,143  Infor Enterprise Solutions Holdings, Inc., Delayed Dra      2,072,144
3,942,857  Infor Enterprise Solutions Holdings, Inc., Initial U.S      3,971,608
933,333 (a)Inovis International, Inc, Term Loan, 8.87% - 9.25%, 1        933,333
956,462    IPC Acquisition Corp., First Lien Tranche B Term Loan,        961,723
1,000,000  IPC Acquisition Corp., Second Lien Term Loan, 12.52%,       1,015,833
1,995,000  Nuance Communications, Inc., Term Loan, 7.33%, 3/31/13      1,982,531
1,944,828  Open Solutions, Inc., First Lien Term Loan, 7.78%, 9/3      1,958,198
1,000,000  Quantum Corp., First Lien Term Loan, 4.0%, 8/22/12          1,001,250
4,827,650  Semiconductor Components Industries, Term Loan H, 7.75      4,839,719
2,812,500  Serena Software, Inc., Term Loan, 7.41%, 3/10/13            2,812,148
6,930,000  SunGard Data Systems, Inc. (Solar Capital Corp.), U.S.      6,988,780
3,950,000  Telcordia Technologies, Inc., Term Loan, 7.727%, 9/15/      3,767,313
                                                                $     41,292,043
           Manufacturing - 1.4%
990,004    Brand Services, Inc., Term Loan B, 7.65% - 7.735%, 1/$        991,241
1,000,000  FCI USA, Inc., Facility Term Loan B-1, 7.73%, 11/3/13       1,013,021
1,000,000  FCI USA, Inc., Facility Term Loan C-1, 8.23%, 11/3/14       1,008,438
1,515,706  Mueller Group, LLC, Term Loan, 7.36% - 7.868%, 10/3/12      1,527,209
2,000,000  Wire Rope Corporation of America, Inc., New Secured Te      2,050,000
                                                                $      6,589,909
           Media/Telecommunications - 10.8%
1,000,000  Bresnan Communications, LLC, First Lien Term Loan B, $      1,000,156
2,000,000  Cequel Communications, LLC, Bridge Loan, 10.489%, 10/3      2,007,500
2,000,000  Cequel Communications, LLC, First Lien Term Loan B, 7.      1,988,392
997,330    Knology, Inc., New Term Loan, 7.626% - 7.999%, 6/29/10      1,002,940
3,058,997  Knology, Inc., Second Lien Term Loan, 15.485%, 6/29/11      3,579,027
2,000,000  Level 3 Financing, Inc., Term Loan, 8.413%, 12/1/11         2,014,584
1,000,000  Mediacom Broadband Group, Tranche D-2 Term Loan, 7.38%        996,641
4,987,500  MGM Holdings II, Inc./LOC Acquisition Co., Tranche B T      4,975,510
12,741,757 Millennium Digital Media Systems, LLC, Facility Term L     12,805,466
746,250    Montecito Broadcast Group, LLC, First Lien Term Loan,         749,981
1,000,000  PaeTec Communications, Inc., Second Lien Term Loan, 12      1,018,750
2,000,000  Sorenson Communications, Inc., Tranche B Term Loan, 8.      2,008,334
1,500,000  Stratos Global Corp./Stratos Funding, L.P., Facility T      1,497,188
4,000,000  VNU, Inc./Nielsen Finance, LLC, Dollar Term Loan, 2.75      3,987,656
4,000,000  WideOpenWest Finance, LLC, First Lien Term Loan, 7.481      4,005,356
3,000,000  Wind Telecomunicazione S.p.A., Facility Term Loan A-1,      3,837,029
1,500,000  Wind Telecomunicazione S.p.A., Facility Term Loan B-1,      1,926,573
1,500,000  Wind Telecomunicazione S.p.A., Facility Term Loan C-1,      1,934,374
                                                                $     51,335,457
           Metals & Minerals - 1.9%
815,217    Gibraltar Industries, Inc., Term Loan, 6.688% - 7.25%$        815,217
4,434,969  Murray Energy Corp., Tranche B Term Loan, 8.4%, 1/28/1      4,479,318
3,447,697  Tube City, LLC, First Lien Tranche C Term Loan, 8.25%,      3,458,471
                                                                $      8,753,006
           Retail - 13.1%
13,374,950 Blockbuster, Inc., Tranche B Term Loan, 8.09% - 9.07%$     13,412,948
3,982,494  Burlington Coat Factory Warehouse Corp., Term Loan, 7.      3,875,775
4,925,156  Dollarama Group, L.P., Replacement Term Loan B, 7.485%      4,951,324
997,290    Eddie Bauer, Inc., Term Loan, 9.58%, 6/21/11                  996,979
14,802,767 Home Interiors & Gifts, Inc., Initial Term Loan, 10.32     12,804,394
877,193    J. Crew Group, Inc., Initial Term Loan, 9.5%, 5/15/13         878,289
895,959    MAPCO Express, Inc./MAPCO Family Centers, Inc., Term L        903,238
1,001,325  Movie Gallery, Inc., Term Loan A, 10.5%, 4/27/11              951,973
16,845,838 Movie Gallery, Inc., Term Loan B, 10.75%, 4/27/11          15,971,960
3,645,570  Neiman Marcus Group, Inc., Term Loan, 7.77%, 4/6/13         3,679,138
4,000,000  Toys R Us - Delaware, Inc., Tranche B Term Loan, 9.643      4,084,376
                                                                $     62,510,394
           Service - 3.1%
2,625,000  Alliance Laundry Systems, LLC, Term Loan, 7.62%, 1/27$      2,638,947
2,000,000  Education Management Corp., Tranche B Term Loan, 8.063      2,011,876
2,815,722  Headwaters, Inc., First Lien Term Loan, 7.33% - 7.5%,       2,831,560
2,000,000  Koosharem Corp. (Select Personnel), First Lien Term Lo      1,995,000
1,122,727  La Petite Academy, Inc., Closing Date First Lien Term       1,136,761
1,315,909  La Petite Academy, Inc., Closing Date First Lien Term       1,322,489
1,618,704  Outsourcing Solutions, Inc., Term Loan, 9.83%, 9/30/10      1,622,750
1,000,000  Vanguard Car Rental USA Holding, Inc., Term Loan, 8.31      1,002,375
                                                                $     14,561,758
           Telecommunications - 3.7%
1,995,000  Cavtel Holdings, LLC (Cavalier Telephone Corp.), Term       2,023,678
3,000,000  Intelsat Corp., Tranche B-2 Term Loan, 8.008%, 1/3/14       3,017,499
2,500,000  Nordic Telephone Company Holdings APS (TDC), Euro Faci      3,230,924
2,500,000  Nordic Telephone Company Holdings APS (TDC), Euro Faci      3,244,685
2,000,000  Pine Tree Holdings, Inc., (Country Road Communications      2,030,000
4,151,997  WestCom Corp., Tranche B Term Loan, 8.195% - 8.293%, 1      4,157,187
                                                                $     17,703,973
            Pioneer Floating Rate Trust

            SCHEDULE OF INVESTMENTS 8/31/06 (unaudited)(continued)

 Principal
 Amount
 USD ($)                                                                   Value

           Transportation - 8.1%
4,373,004  Affinia Group, Inc., Tranche B Term Loan, 8.5%, 11/30$      4,396,238
2,594,59(b)Carey International, Inc., Second Lien Term Loan, 13.0      2,588,112
5,000,000  Dana Corp., DIP Term Loan, 7.65%, 4/13/08                   5,010,625
5,735,625  Delphi Corp., Term Loan, 13.75%, 6/14/11                    5,954,296
3,000,000  Federal-Mogul Corp., DIP Term Loan, 7.5%, 12/9/06           3,009,375
2,970,000  Goodyear Dunlop Tires Europe B.V., GDTG Commitment, 5.      3,818,379
2,479,909  Key Plastics, LLC/Key Safety Systems, Inc., Term Loan       2,507,808
2,000,000  Lear Corp., First Lien Term Loan B, 7.904% - 7.999%, 4      1,981,042
875,000    Quality Distribution, Inc., PF Letter of Credit Loan,         879,375
1,926,990  Quality Distribution, Inc., Term Loan, 8.33%, 11/13/09      1,936,625
823,529    Rural/Metro Operating Co., LLC, Letter of Credit Term         827,132
2,517,647  Rural/Metro Operating Co., LLC, Term Loan 1, 7.101% -       2,528,662
879,859    SIRVA Worldwide, Inc., Tranche B Term Loan, 9.52% - 11        843,198
2,418,616  Transport Industries, L.P., Term Loan B, 8.0%, 9/30/11      2,429,198
                                                                $     38,710,065
           Transportation-Automotive - 0.2%
847,826    Insurance Auto Auctions, Inc.,  Delayed Draw Term Loa$        852,861

           Utility - 8.7%
4,500,000  ANP Funding I, LLC, Tranche A Term Loan, 8.98%, 7/29/$      4,535,159
5,700,00(c)Calpine Corp., Second Lien Term Loan, 10.35%, 7/16/07       5,801,534
5,000,000  Coleto Creek Power, L.P., Second Lien Term Loan, 4.0%,      4,700,000
254,777    Coleto Creek Power, L.P., Synthetic Facility Term Loan        253,503
3,745,223  Coleto Creek Power, L.P., Term Loan, 8.195%, 6/28/13        3,726,497
1,560,976  Covanta Energy Corp., New Funded Letter of Credit Loan      1,573,008
1,118,598  Covanta Energy Corp., Tranche C Term Loan, 7.576% - 7.      1,127,220
2,000,000  GBGH, LLC (U.S. Energy), First Lien Term Loan, 10.94%,      2,005,000
2,962,500  KGEN, LLC, Tranche A Term Loan, 8.124%, 8/5/11              2,973,609
5,893,077  Loy Yang Power Projects Pty, Ltd., Second Lien Term Lo      4,477,748
2,636,662  NSG Holdings II, LLC, Initial Term Loan, 8.35%, 12/13/      2,672,094
1,327,647  Pike Electric, Inc., Tranche C Term Loan, 6.875%, 12/1      1,327,233
1,431,353  Plum Point Energy Associates, LLC, First Lien Term Loa      1,440,896
388,571    Plum Point Energy Associates, LLC, Funded Letter of Cr        391,162
1,982,874  Reliant Energy, Inc., Term Loan, 7.655% - 7.705%, 4/30      1,985,661
199,357 (c)Teco Panda-Gila River Power, L.P., Project Letter of C        199,606
546,624 (c)Teco Panda-Gila River Power, L.P., Tranche A Term Loan        638,183
527,331 (c)Teco Panda-Gila River Power, L.P., Tranche B Term Loan        615,659
12,862  (c)Teco Panda-Gila River Power, L.P., Working Capital, 0.         12,878
57,878  (c)Teco Panda-Union Power Partners, L.P., Project Letter          57,950
321,543 (c)Teco Panda-Union Power Partners, L.P., Tranche A Term         375,402
308,682 (c)Teco Panda-Union Power Partners, L.P., Tranche B Term         360,386
25,723  (c)Teco Panda-Union Power Partners, L.P., Working Capital         25,756
                                                                $     41,276,144
           Wireless Communication - 3.6%
1,847,187  Centennial Cellular Operating Co., Term Loan, 7.318% $      1,861,865
10,000,000 Cricket Communications, Inc., Facility Term Loan B, 8.     10,088,750
3,000,000  Metro PCS Wireless, Inc., First Lien Tranche B Term Lo      3,076,251
2,000,000  Metro PCS Wireless, Inc., Second Lien Term Loan, 12.93      2,108,334
                                                                $     17,135,200
            TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
           (Cost $659,453,665)                                  $    662,388,042

            SENIOR SECURED FIXED RATE
           LOAN INTERESTS  - 1.7%  of Net Assets
           Telecommunications - 0.4%
2,000,000  Qwest Corp., Tranche B Term Loan, 6.95%, 6/30/10     $      2,006,250

           Utility - 1.3%
926,286    Eggborough Power, Ltd., Term Loan, 7.0%, 3/31/22     $      6,014,081

            TOTAL SENIOR SECURED FIXED RATE LOAN INTERESTS
           (Cost $6,085,766)                                    $      8,020,331


           CONVERTIBLE BONDS & NOTES - 0.7% of Net Assets
           Cable - 0.7%
4,000,000  Charter Communications, Inc., 5.875%, 11/16/09       $      3,505,000
            TOTAL CONVERTIBLE BONDS & NOTES
           (Cost $3,279,518)                                    $      3,505,000

           CORPORATE NOTES - 4.8%  of Net Assets
           Consumer Non-Durables - 0.9%
4,000,00(d)Levi Strauss & Co., 10.258%, 4/1/12                  $      4,130,000

           Diversified Media - 0.4%
500,000    Six Flags, Inc., 9.625%, 6/1/14                      $        446,250
1,500,000  Six Flags, Inc., 9.75%, 4/15/13                             1,357,500
                                                                $      1,803,750
           Energy - 0.4%
2,000,00(d)Secunda International, Ltd., 13.507%, 9/1/12         $      2,090,000

           Gaming & Leisure - 0.6%
3,000,000  Trump Entertainment Resorts, Inc., 8.5%, 6/1/15      $      2,902,500

           Healthcare - 0.6%
2,000,000  Pharma V (Duloxetine), 13.0%, 10/15/13 (144A)        $      2,010,000
1,000,00(d)Pharma VI (Rotavax), 5.25%, 10/15/14 (144A)                 1,000,000
                                                                $      3,010,000
           Housing - 0.4%
2,000,00(d)Builders FirstSource, Inc., 9.655%, 2/15/12          $      2,025,000

           Retail - 0.4%
2,000,000  Finlay Fine Jewelry Corp., 8.375%, 6/1/12            $      1,740,000

            Pioneer Floating Rate Trust

            SCHEDULE OF INVESTMENTS 8/31/06 (unaudited)(concluded)

 Principal
 Amount
 USD ($)                                                                   Value


           Wireless Communication - 1.1%
5,000,000  Clearwire Corp., 11.0%, 8/15/10                      $      5,226,800

            TOTAL CORPORATE NOTES
           (Cost $22,483,176)                                   $     22,928,050
 Shares
           COMMON STOCK - 1.4% of Net Assets
           Utility - 1.4%
223,206    Mirant Corp.                                         $      6,466,278

           TOTAL COMMON STOCK
           (Cost $5,670,713)                                    $      6,466,278

           WARRANTS - 0.2% of Net Assets
           Gaming & Leisure - 0.0%
13,873  (e)OpBiz, LLC, Term A, Exp. 8/31/10                     $              0
32      (e)OpBiz, LLC, Term B, Exp. 8/31/10                                    0
                                                                $              0
           Wireless Communication - 0.2%
400,000 (e)Clearwire Corp., Exp. 8/15/10                        $        673,200

           TOTAL WARRANTS
 Principal (Cost $0)                                            $        673,200
 Amount
 USD ($)   TEMPORARY CASH INVESTMENT - 6.9% of Net Assets
           Repurchase Agreement - 6.9%
33,000,000 UBS Warburg, Inc., 5.17%, dated 8/31/06, repurchase price of $33,000,000 plus accrued interest on 9/1/06 collateralized
           by $33,535,000 U.S. Treasury Notes, 4.5%, 11/15/10   $     33,000,000

           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $33,000,000)                                   $     33,000,000

           TOTAL INVESTMENTS IN SECURITIES - 155.0%
           (Cost $729,972,838) (f)                              $    736,980,901
           OTHER ASSETS AND LIABILITIES - (5.7)%                $
(26,843,840)
           PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
           DIVIDENDS PAYABLE - (49.3)%                          $
(234,621,473)
           NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0% $    475,515,588

        NR Security not rated by S&P or Moody's.

        * Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
           European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,
           (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

        (14Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2006 the value of these securities amounted to $3,010,000 or
           0.6% of net assets applicable to common shareowners.

        (a)Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is
            $7,933,333. The aggregate value $7,936,046 represents 1.7% of the net assets.

        (b)Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

        (c)Security is in default and is non-income producing.

        (d)Floating Rate Note. The rate shown is the coupon rate at August 31, 2006.

        (e)Non-income producing security.

        (f)At August 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $730,024,748 was as follows:

             Aggregate gross unrealized gain for all investments$     10,608,605
             Aggregate gross unrealized loss for all investments$
(3,652,452)
             Net unrealized gain                                $      6,956,153

             For financial reporting purposes net unrealized gain on investments was $7,008,064 and cost of investments aggregated $729,972,838.

           For the period ended August 31, 2006, the Trust had unfunded loan commitments of $8,658,376, which would be extended at the option of the borrower, pursuant to the following loan agreements:


           Borrower                                                   Commitment
           Atrium Companies, Inc., Delayed Draw Term Loan                601,765
           Covanta Energy Corp., Revolver                              1,000,000
           Cricket Communications, Inc., Revolver                      1,984,882
           DeCrane Aircraft Holdings, Inc., First Lien Revolver        1,000,000
           Insurance Auto Auctions, Inc., Delayed Draw Term Loan          43,478
           La Petite Academy, Inc. First Lien Closing Date Term L        561,364
           Lucite International U.S. Finco, LLC, Facility Term Lo        259,542
           Millennium Digital Media Systems, LLC, Revolver             1,718,605
           Trump Entertainment Resorts Holdings, L.P., Term Loan       1,488,740
                                                                       8,658,376


           Glossary of Terms:
           DIP - Debtor-In-Possession
           LC - Letter of Credit


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2006

* Print the name and title of each signing officer under his or her signature.